Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Inventories Abstract
Schedule of inventory

	2026 USD	2025 USD
Telecom and networking equipment held for resale	642,885	–
Service and spare parts stock held at regional locations	188,200	–
Demonstration equipment	14,759	–
Hardware for which revenue has been deferred under IFRS 15 — VIS India	320,191	–
Inventories held in the VIS international sub-group	296,363	–
Other	4,247	–
	1,466,645	–